Capital Management (Tables)	12 Months Ended
Dec. 31, 2018
Capital Management [Abstract]
Summary of Capitalisation and Ratio	As at December 31, 2018 and 2017, these ratios were as follows:
	2018	2017
Long-term debt	$1,706,253	$1,730,437
Shareholders’ equity	1,557,752	1,810,336
Total capitalization	$3,264,005	$3,540,773
Long-term debt to long-term debt plus equity ratio	0.52	0.49